Employee Benefits - Disclosure of defined benefit plans (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit asset	R$ 60,045	R$ 69,133
Current	5,430	4,880
Non-current	54,615	64,253
TCSPREV Plan
Disclosure of defined benefit plans [line items]
Net defined benefit asset	56,559	68,934
CELPREV Plan
Disclosure of defined benefit plans [line items]
Net defined benefit asset	222	R$ 199
PBS TNC Plan [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit asset	R$ 3,264